Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RiverNorth Funds
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
RiverNorth Equity Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is overall total return consisting of long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses Of The Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2013, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except the first year which is covered by an expense cap and fee limitation agreement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities, including common stocks, preferred stock, shares of closed-end funds, shares of exchange-traded funds and shares of other investment companies. The adviser’s security selection process is described below. The adviser may liquidate positions in order to implement a change in the adviser’s overall asset allocation or to generate cash to invest in more attractive opportunities. This may result in a larger portion of any net gains in the Fund being realized as short-term capital gains. In addition, the adviser may sell a security if there is a negative change in the fundamental or qualitative characteristics of the issuer or when its price approaches, meets or exceeds the target price (or discount/premium to net asset value ratio for closed-end funds) established by the adviser.

In implementing the Fund’s strategy, the adviser allocates that portion of the Fund’s investments among closed-end investment companies (and to a lesser degree in exchange traded funds (“ETFs” and collectively, “Underlying Funds”)) that invest primarily in domestic and international equities (including those issued in emerging markets), equity options and in securities convertible into equity securities and preferred equities. Some closed-end funds may invest in a mix of these and other underlying securities (including fixed income securities) and are referred to as hybrid closed-end funds. The Underlying Funds and the Fund itself may also invest in cash or cash equivalents. Allocations to asset classes, investment vehicles, sectors and countries are made based on the research and judgment of the adviser. The adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The adviser may also allocate the Fund’s assets among cash and short term investments. The Fund will invest in closed-end funds in an attempt to take advantage of pricing discrepancies in the closed-end fund market. At times the adviser may actively trade the Fund’s holdings to take advantage of these pricing discrepancies.

In selecting closed-end funds, in particular, the adviser will opportunistically utilize a combination of short-term and longer-term trading strategies to seek to derive value from discount and premium spreads associated with closed-end funds. The adviser may choose from different types of closed-end funds, including business development companies. The adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund’s portfolio. This analysis and the adviser’s screening models and computer trading programs help determine when to buy and sell the closed-end funds in the Fund’s portfolio. If the Fund invests in affiliated closed-end funds, the Fund will only do so in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The adviser may also be required to waive certain fees in the event the Fund invests in affiliated closed-end funds.

An ETF is an investment company that seeks to track the performance of a particular market index. These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions and industries. The Fund may also invest in actively managed ETFs and those ETFs utilizing leverage to attempt to outperform a stated benchmark. ETFs will be selected based on their ability to offer specific asset class, sector and style exposure in a cost and tax efficient manner. The Fund purchases ETF shares on the secondary market. Unlike a fund of funds that allocates its assets based on the perceived ability of the advisers to the Underlying Funds, the Fund’s adviser actively manages the Fund’s portfolio among the Underlying Funds based on its research and analysis of the market and the investment merit of the Underlying Funds themselves.

The Fund also may invest directly in the equity and debt securities of U.S. corporate issuers, and U.S. Government securities. Equity securities purchased by the Fund may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. Fixed income securities purchase by the Fund may include corporate bonds, U.S. Treasury securities and municipal bonds. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing sponsored or unsponsored American Depositary Receipts (ADRs). Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs. The Fund may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the adviser. The Fund may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

		The Fund may also borrow money in order to pay redemption requests rather than sell securities at an inopportune time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. Below is a summary of the principal risks of investing in the Fund.

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Currency Risk. To the extent that the Fund invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Fixed Income Risk. The Fund may invest directly or indirectly through Underlying Funds that invest in fixed income securities, including high yield securities, also known as “junk bonds.” Fixed income securities increase or decrease in value based on changes in interest rates. If interest rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if interest rates fall, the value of the fixed income securities generally increases. Junk bonds are not considered to be investment grade. Junk bonds may provide greater income and opportunity for gain, but entail greater risk of loss of principal. The issuer of a fixed income security may not be able to make interest and principal payments when due. With regard to junk bond issuers, the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation may be more at risk. Some of the related risks of fixed income securities include:
  Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due.
  High Yield Securities/Junk Bond Risk. The Fund may invest in Underlying Funds that invest in high yield securities, also known as “junk bonds.” High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal.
  Government Risk. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. All U.S. Government obligations are subject to interest rate risk.
  Interest Rate Risk. The Fund’s share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
  Sovereign Obligation Risk. The Underlying Funds may invest in sovereign debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.
Foreign Investing Risk. Investments in foreign securities may be affected by currency controls and exchange rates, different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Investment Style Risk. The Fund is managed by allocating the Fund’s assets to Underlying Funds. Underlying Funds charge their own management and operating fees. This may cause the Fund to underperform funds that do not allocate their assets to Underlying Funds.

Large- and Mid-Cap Risk. Both large-and mid-cap companies tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies as a result of having limited product lines or financial resources. Underlying Funds investing in these companies may exhibit similar volatility or characteristics.

Management Risk. The adviser’s judgment about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgments will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Preferred Stock Risks. Preferred stock represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but less risky than its common stock. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt and common stock.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Smaller Company Risk. The Fund, directly or indirectly through Underlying Funds, may invest in smaller capitalization companies (companies with market capitalizations of $1 billion or less). The earnings and prospects of smaller companies are more volatile than those of larger companies. Smaller companies also may experience higher failure rates than larger companies. In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Finally, smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Swap Risk. The Fund may invest in total return swap agreements. The degree to which the Fund may invest in these instruments is not limited, although maximum notional amounts are generally set by counterparties. These agreements are considered derivatives. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. The use of swaps may not always be successful; using swaps could lower Fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed the Fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out the Fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Tax Risk. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception where a portion of the Fund’s income is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well.

		Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The Fund may also invest in Underlying Funds that are actively managed, or utilize leverage in their portfolios. The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may invest in closed-end funds that elect to be treated as Business Development Companies (BDCs), which may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets for raising capital.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns will vary and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	On November 20, 2013, the Board of Trustees of RiverNorth Funds voted to approve the termination of the subadvisory agreement between RiverNorth Capital Management, LLC and Manning & Napier Advisors, LLC related to the Fund. Effective January 1, 2014, RiverNorth Capital Management, LLC took over full management of the Fund and the Fund’s name changed from the RiverNorth/Manning & Napier Dividend Income Fund to the RiverNorth Equity Opportunity Fund.

As of the date of this Prospectus, the Fund is no longer required to pursue its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying securities. The performance shown represents performance of the Fund’s strategy utilizing the prior 80% policy, during which time a portion of the Fund’s assets was managed by Manning & Napier Advisors, LLC.

		The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future. Performance for the Fund is updated monthly and may be obtained online at www.RiverNorthFunds.com or by calling 1.888.848-7569.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year. The table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.888.848-7569
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.RiverNorthFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns through December 31, 2013 – Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results for the Class I Shares during this time period were:

Best Quarter:	1st Quarter, 2013	9.98%
Worst Quarter:	2nd Quarter, 2013	1.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
RiverNorth Equity Opportunity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed if held less than 90 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
Fee Deferral and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.17%	[2]
1 year	rr_ExpenseExampleYear01	$ 212
3 years	rr_ExpenseExampleYear03	784
5 years	rr_ExpenseExampleYear05	1,383
10 years	rr_ExpenseExampleYear10	3,001
1 Year	rr_AverageAnnualReturnYear01	25.61%
Since Inception	rr_AverageAnnualReturnSinceInception	20.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
RiverNorth Equity Opportunity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed if held less than 90 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Deferral and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.92%	[2]
1 year	rr_ExpenseExampleYear01	187
3 years	rr_ExpenseExampleYear03	709
5 years	rr_ExpenseExampleYear05	1,258
10 years	rr_ExpenseExampleYear10	$ 2,755
2013	rr_AnnualReturn2013	26.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.81%
1 Year	rr_AverageAnnualReturnYear01	26.01%
Since Inception	rr_AverageAnnualReturnSinceInception	21.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
RiverNorth Equity Opportunity Fund | Return After Taxes on Distributions | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.18%
Since Inception	rr_AverageAnnualReturnSinceInception	17.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
RiverNorth Equity Opportunity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.44%
Since Inception	rr_AverageAnnualReturnSinceInception	17.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
RiverNorth Equity Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.55%
Since Inception	rr_AverageAnnualReturnSinceInception	14.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
RiverNorth Equity Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.77%
Since Inception	rr_AverageAnnualReturnSinceInception	14.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
RiverNorth Equity Opportunity Fund | Russell 1000® Value Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
Since Inception	rr_AverageAnnualReturnSinceInception	27.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012
RiverNorth Equity Opportunity Fund | Russell 1000® Value Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
Since Inception	rr_AverageAnnualReturnSinceInception	27.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2012

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to defer management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the Fund until at least January 31, 2015 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser. Any deferral or reimbursement is subject to repayment by the Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.